Net loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Net loss per share
Schedule of basic and diluted net loss per share

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(204,519)	(47,955)	(112,591)
Numerator for basic and diluted net loss per share	(204,519)	(47,955)	(112,591)
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	243,025,428	231,533,388	228,840,636
Denominator for diluted calculation	243,025,428	231,533,388	228,840,636
Net loss per ordinary share
—Basic	(0.84)	(0.21)	(0.49)
—Diluted	(0.84)	(0.21)	(0.49)
Net loss per ADS*
—Basic	(0.84)	(0.21)	(0.49)
—Diluted	(0.84)	(0.21)	(0.49)

*Each ADS represents one Class A ordinary share.